Filed Pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act No. 811-07168

Hennessy Stance ESG ETF

NYSE Arca, Inc.: STNC

October 15, 2024

Supplement to the Statutory Prospectus dated February 28, 2024, as supplemented April 26, 2024

The following sentence is inserted as the second paragraph in the “Additional Investment Information” section of the prospectus:

The Fund will not purchase or hold any securities issued by CBIZ, Inc. due to auditor independence requirements.

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Please Read Carefully and Keep for Future Reference